Property, Plant and Equipment	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant and Equipment
15. Property, Plant and Equipment
15.1. Property, plant and equipment by asset class

	Cost	Accumulated depreciation	12.31.2025	Cost	Accumulated depreciation	12.31.2024
In service
Reservoirs, dams and aqueducts	7,124,262	(5,122,566)	2,001,696	6,869,100	(4,885,663)	1,983,437
Machinery and equipment	8,855,177	(3,620,272)	5,234,905	8,745,054	(3,206,049)	5,539,005
Buildings	1,359,954	(963,376)	396,578	1,398,552	(933,130)	465,422
Land	401,001	(85,782)	315,219	388,270	(58,358)	329,912
Vehicles	14,127	(10,609)	3,518	12,811	(10,673)	2,138
Furniture and fixtures	13,312	(7,713)	5,599	12,449	(6,880)	5,569
(-) Special Obligations	(34,604)	2,211	(32,393)	(19,223)	681	(18,542)
	17,733,229	(9,808,107)	7,925,122	17,407,013	(9,100,072)	8,306,941
In progress
Cost	220,430	—	220,430	209,756	—	209,756
	220,430	—	220,430	209,756	—	209,756
	17,953,659	(9,808,107)	8,145,552	17,616,769	(9,100,072)	8,516,697
15.2. Changes in property, plant and equipment

	Balance as of January 1, 2025	Additions	Depreciation	Write-offs or disposal	Transfers	Business combination effects (a)	Reclassification to Assets held for sale (Note 37)	Balance as of December 31, 2025
In service
Reservoirs, dams and aqueducts	1,983,437	—	(103,964)	—	3,371	343,731	(224,879)	2,001,696
Machinery and equipment	5,539,005	—	(360,861)	(36,881)	117,199	173,682	(197,239)	5,234,905
Buildings	465,422	—	(20,772)	(1,077)	18,787	86,294	(152,076)	396,578
Land	329,912	—	(12,410)	(83)	13,423	56,680	(72,303)	315,219
Vehicles	2,138	—	(520)	—	2,031	—	(131)	3,518
Furniture and fixtures	5,569	—	(568)	(10)	465	178	(35)	5,599
(-) Special Obligations	(18,542)	—	1,530	—	(15,381)	—	—	(32,393)
	8,306,941	—	(497,565)	(38,051)	139,895	660,565	(646,663)	7,925,122
In progress
Cost	209,756	190,821	—	(4,732)	(131,199)	—	(44,216)	220,430
	209,756	190,821	—	(4,732)	(131,199)	—	(44,216)	220,430
	8,516,697	190,821	(497,565)	(42,783)	8,696	660,565	(690,879)	8,145,552
(a) Balances acquired in the business combination described in Note 1.2.

	Balance as of January 1, 2024	Additions	Depreciation	Write-offs or disposal	Transfers	Reclassification to Assets held for sale (Note. 37).	Balance as of December 31, 2024
In service
Reservoirs, dams and aqueducts	3,132,338	—	(137,424)	(2,852)	13,078	(1,021,703)	1,983,437
Machinery and equipment	6,702,720	29,258	(388,447)	(6,992)	196,068	(993,602)	5,539,005
Buildings	832,663	—	(35,563)	(13,341)	32,125	(350,462)	465,422
Land	429,764	—	(12,027)	(7,272)	16,337	(96,890)	329,912
Vehicles	1,936	—	(489)	(8)	701	(2)	2,138
Furniture and fixtures	5,726	—	(549)	(287)	948	(269)	5,569
(-) Impairment (Note 15.4)	(674,077)	(27,755)	—	—	—	701,832	—
(-) Special Obligations	(6,367)	—	470	—	(12,703)	58	(18,542)
	10,424,703	1,503	(574,029)	(30,752)	246,554	(1,761,038)	8,306,941
In progress
Cost	400,718	142,584	—	(1,482)	(244,677)	(87,387)	209,756
	400,718	142,584	—	(1,482)	(244,677)	(87,387)	209,756
	10,825,421	144,087	(574,029)	(32,234)	1,877	(1,848,425)	8,516,697
The capitalized costs of loans, financing, and debentures during the construction phase amounted to R$3,745 in 2025, at an average rate of 0.063% p.a. at Copel Get (R$2,820, at an average rate of 0.049% p.a. at Copel Get and R$1,373, at an average rate of 1.97% p.a. at Copel SER, in 2024).
15.3. Joint operations - consortiums
As disclosed in Notes 1.2 and 37.2 the Company completed the process of asset swap with Eletrobras, involving the purchase of 49% of the HPP Mauá, and consequently, the Consórcio Energético Cruzeiro do Sul was dissolved. As disclosed in Note 37.3, the balances of HPP Baixo Iguaçu which is part of the Baixo Iguaçu Consortium were sold.
15.4. Impairment of generation segment assets
The cash-generating units in the electricity generation segment are tested based on the analysis of impairment indicators, assumptions representing the best estimates of the Company's Management, the methodology provided for in IAS 36 and the measurement of value in use or, if applicable, the determination of the higher of fair value less costs to sell and value in use. The Company treats each of its generation projects as an independent cash-generating unit.
The calculation of the value in use is based on discounted operating cash flows discounted over the duration of concessions, while maintaining the Company's current commercial conditions. The rate used to discount the cash flows is defined and updated considering the WACC (Weighted Average Cost of Capital) and CAPM (Capital Asset Pricing Model) methodologies, by font type, for the generation segment, considering usual market parameters.
Internal references such as the budget approved by the Company, historical or past data, and the updating of the timeframe for work and the amount of investments for projects in progress support the design of assumptions by Company Management. In the same framework, external references such as level of consumption of electric power and the availability of water resources support the key information about estimated cash flows.
Several assumptions used by Company Management when determining future cash flows can be affected by uncertain events, which, in turn, may give rise to variation in results. Changes in the political and economic model, for example, may lead to upward trend when projecting country risk-rating, increasing the discount rates used in tests.
In general, the tests considered the following assumptions:
•Growth compatible with historical data and perspective for the Brazilian economy growth;
•Tax discount rates specific for each type of source tested, obtained through the methodology usually applied by the market, taking into consideration the weighted average cost of capital;
•Projected revenue in accordance with the agreements in force and future market expectations, without any expectation for renewal of concession/authorization;
•Expenses broken into cash generating units, projected in view of the budget approved by the Company; and
•Updating of regulatory charges.
The table below shows the changes in the impairment:

	Balance as of January 1, 2024	Impairment / Reversal	Reclassification (a)	Balance as of December 31, 2024	Balance as of December 31, 2025
In service (a)
HPP Colíder	(498,906)	—	498,906	—	—
Power plants in Paraná	(175,171)	(27,755)	202,926	—	—
	(674,077)	(27,755)	701,832	—	—
In progress
Consórcio Tapajós (b)	(14,879)	—	—	(14,879)	(14,879)
	(14,879)	—	—	(14,879)	(14,879)
	(688,956)	(27,755)	701,832	(14,879)	(14,879)
(a) HPP Colíder negotiated (Note 1.2) and Power Plants in Paraná sold (Note 37.1)
(b) Project under development
The movements presented in 2024 refer to plants that were in the process of divestment and whose sale was completed in 2025, as detailed in Note 37. In 2025, there was no impairment recorded for any of Copel's plants.
The table below shows the plants with a recoverable value greater than the book value of the fixed assets. The table presents the percentage in which the recoverable value (“RV”) exceeds the book value (“BV”) of the assets and demonstrates the sensitivity analysis by increasing the real discount rate after tax by 5% and 10% to assess the risk of impairment of each plant.

Cash-generating units	Discount rate	RV/BV-1	RV/BV-1 (5% Variation)	RV/BV-1 (10% Variation)
Wind power Assets
São Bento Complex (a)	7.25%	21.18%	19.03%	16.94%
Brisa I Complex (b)	7.25%	15.12%	12.28%	9.52%
Brisa II Complex (c)	7.25%	34.73%	30.31%	26.09%
Bento Miguel Complex (d)	7.25%	51.25%	47.15%	43.23%
Cutia Complex (e)	7.25%	18.34%	15.34%	12.45%
Jandaíra Complex (f)	5.84%	8.18%	4.72%	1.44%
Vilas Complex (g)	4.93%	49.97%	44.65%	39.55%
Aventura Complex (h)	5.26%	29.58%	25.64%	21.87%
Santa Rosa e Mundo Novo Complex (i)	5.26%	41.92%	37.90%	34.05%
Hydric Assets
Foz do Areia	6.28%	64.28%	58.77%	53.55%
Segredo	6.28%	32.24%	28.07%	24.11%
Caxias	6.28%	33.70%	29.67%	25.83%
Mauá	6.28%	32.86%	29.88%	27.01%
Bela Vista	7.48%	101.70%	94.98%	88.61%
Elejor	9.00%	19.45%	16.24%	13.17%
(a) GE Boa Vista, GE Farol, GE Olho D’Água e GE São Bento do Norte wind farms.
(b) Nova Asa Branca I, Nova Asa Branca II, Nova Asa Branca III e Nova Eurus IV wind farms.
(c) Santa Maria, Santa Helena e Ventos de Santo Uriel wind farms.
(d) São Bento do Norte I, São Bento do Norte II, São Bento do Norte III, São Miguel I, São Miguel II and GE São Miguel III wind farms.
(e) Cutia, Guajiru, Jangada, Maria Helena, Potiguar, Esperança e Paraíso dos Ventos wind farms.
(f) Jandaíra I, Jandaíra II, Jandaíra III e Jandaíra IV wind farms.
(g) Potiguar B61, Potiguar B141, Potiguar B142, Potiguar B143 e Ventos de Vila Paraíba IV wind farms.
(h) Aventura II, Aventura III, Aventura IV, Aventura V wind farms.
(i) Santa Rosa e Mundo Novo - SRMN: SRMN I, SRMN II, SRMN III, SRMN IV e SRMN V wind farms.

15.5. Depreciation rates

Depreciation rates (%)	12.31.2025	12.31.2024	12.31.2023
Average generation segment rates
General equipment	6.04	6.06	6.24
Machinery and equipment	3.34	3.29	3.87
Generations	3.45	3.40	3.42
Reservoirs, dams and ducts	2.26	2.26	2.64
Hydraulic turbines	2.71	2.77	2.88
Photovoltaic unit	—	4.44	—
Wind power plant unit	4.86	4.85	4.94
Buildings	2.74	2.79	3.05
Average rates for central government assets
Buildings	3.34	3.34	3.33
Machinery and office equipment	12.53	12.07	6.25
Furniture and fixtures	6.20	6.26	6.27
Vehicles	14.29	14.29	14.29
For all plants under the Independent Energy Production (“PIE”) exploration regime, all assets linked to hydroelectric and wind power generation plants are depreciated and/or amortized on a straight-line basis. This is done at the higher of the rate determined by the useful life of each asset or the rate calculated based on the concession term of each plant, no residual value at the end of the concession/authorization term. For hydroelectric power plants where the concession contract guarantees the right to compensation, assets are depreciated on a straight-line basis over the useful life of each asset.